BORROWINGS - Type of short-term (Details)		Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Short-term Debt		¥ 8,238,530,781	¥ 9,047,249,911
Credit Loans [Member]
Short-term Debt	[1]	1,461,532,078
Letter of Credit [Member]
Short-term Debt	[1]	2,127,864,996
Revolving Loan Facility [Member]
Short-term Debt		0	¥ 4,784,865	$ 685,884
Guaranteed by JinkoSolar Holding [Member]
Short-term Debt	[2]	936,088,260
Guaranteed by JinkoSolar Holding and Jiangxi Jinko [Member]
Short-term Debt	[2]	210,000,000
Guaranteed by JinkoSolar Holding and Zhejiang Jinko [Member]
Short-term Debt	[2]	9,591,603
Guaranteed by Jinkosolar Holding and Shareholders of the Group [Member]
Short-term Debt		50,000,000
Guaranteed by Jiangxi Jinko [Member]
Short-term Debt	[2]	159,631,579
Guaranteed by Zhejiang Jinko [Member]
Short-term Debt		769,089,963
Guaranteed by Zhejiang Jinko and shareholders of the Group (Member)
Short-term Debt		100,000,000
Guaranteed By Zhejiang Jinko And Jiangxi Heji (Member)
Short-term Debt		365,557,216
Guaranteed By Shareholders Of The Group (Member)
Short-term Debt		150,000,000
Financings Associated With Failed Sale Lease Back Transactions [Member]
Short-term Debt		491,348,271
Guaranteed and collateralized on buildings, equipment and other assets of the Group [Member]
Short-term Debt	[3]	¥ 1,407,826,815

[1]	As of December 31, 2020, the Group had short-term bank borrowings of RMB1,461,532,078 credit loans and RMB2,127,864,996 letter of credit loan. The remaining short-term bank borrowings of RMB4,649,133,707 were either guaranteed by other parties and/or collateralized on the Group’s assets, detailed as following:
[2]	Borrowings of RMB936,088,260 guaranteed by JinkoSolar Holding, RMB210,000,000 guaranteed by JinkoSolar Holding and Jiangxi Jinko, RMB9,591,603 guaranteed by JinkoSolar Holding and Zhejiang Jinko, RMB50,000,000 guaranteed by Jinkosolar Holding and shareholders of the Group, RMB159,631,579 guaranteed by Jiangxi Jinko, RMB769,089,963 guaranteed by Zhejiang Jinko, RMB100,000,000 guaranteed by Zhejiang Jinko and shareholders of the Group, RMB365,557,216 guaranteed by Zhejiang Jinko and Jiangxi Heji Investment Co., Ltd., RMB150,000,000 guaranteed by shareholders of the Group, respectively.
[3]	Borrowings of RMB75,000,000 collateralized on the bank deposits of Zhejiang Jinko, RMB115,583,169 collateralized on the account receivables of the Group, RMB60,000,000 collateralized on the Group's certain inventory, RMB230,811,400 collateralized on the account receivables and inventories of JinkoSolar Japan, and RMB926,432,246 collateralized on the Group’s certain building and equipment, including RMB408,820,000 which were also collateralized on the Group’s certain land use rights, RMB35,000,000 were also collateralized on the Group’s certain inventory. In addition, included in these borrowings there were borrowings of RMB400,748,411 guaranteed by Jinkosolar Holding, RMB347,161,107 guaranteed by Jiangxi Jinko, RMB35,000,000 guaranteed by Jiangxi Jinko and Zhejiang Trading, RMB220,000,000 guaranteed by Zhejiang Jinko and shareholder of the Group, RMB250,000,000 guaranteed by shareholders of the Group.